Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XI
Entity Central Index Key	0000911637
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000125404 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	MVCKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 15,983,119,348
Holdings Count | Holding	155
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%

C000006777 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R4
Trading Symbol	MVCJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 15,983,119,348
Holdings Count | Holding	155
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%

C000006788 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R3
Trading Symbol	MVCHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 15,983,119,348
Holdings Count | Holding	155
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%

C000006787 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R2
Trading Symbol	MCVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$61	1.22%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Net Assets	$ 15,983,119,348
Holdings Count | Holding	155
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%

C000006785 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R1
Trading Symbol	MVCGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$87	1.72%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.72%
Net Assets	$ 15,983,119,348
Holdings Count | Holding	155
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%

C000006783 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class I
Trading Symbol	MCVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 15,983,119,348
Holdings Count | Holding	155
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%

C000006782 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class C
Trading Symbol	MVCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$87	1.72%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.72%
Net Assets	$ 15,983,119,348
Holdings Count | Holding	155
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%

C000006781 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class B
Trading Symbol	MCBVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$87	1.72%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.72%
Net Assets	$ 15,983,119,348
Holdings Count | Holding	155
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%

C000006776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class A
Trading Symbol	MVCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 15,983,119,348
Holdings Count | Holding	155
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%

C000006789 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Fund
Class Name	Class A
Trading Symbol	MUEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 1,602,318,320
Holdings Count | Holding	112
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%

C000006790 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Fund
Class Name	Class B
Trading Symbol	MUSBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$68	1.38%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.38%
Net Assets	$ 1,602,318,320
Holdings Count | Holding	112
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%

C000006791 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Fund
Class Name	Class C
Trading Symbol	MUECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$69	1.39%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.39%
Net Assets	$ 1,602,318,320
Holdings Count | Holding	112
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%

C000006792 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Fund
Class Name	Class I
Trading Symbol	MUSEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 1,602,318,320
Holdings Count | Holding	112
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%

C000068492 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Fund
Class Name	Class R1
Trading Symbol	MUERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$69	1.39%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.39%
Net Assets	$ 1,602,318,320
Holdings Count | Holding	112
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%

C000068493 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Fund
Class Name	Class R2
Trading Symbol	MUESX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 1,602,318,320
Holdings Count | Holding	112
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%

C000068494 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Fund
Class Name	Class R3
Trading Symbol	MUETX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 1,602,318,320
Holdings Count | Holding	112
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%

C000068495 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Fund
Class Name	Class R4
Trading Symbol	MUEUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 1,602,318,320
Holdings Count | Holding	112
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%

C000068496 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Fund
Class Name	Class R6
Trading Symbol	MUEVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 1,602,318,320
Holdings Count | Holding	112
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%